Financial risk management, objectives and policies, The Credit Agricole Credit Facility (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Dec. 31, 2019 USD ($) Intallment	Dec. 31, 2018 USD ($)	Jan. 16, 2017 USD ($)	Jun. 22, 2015 USD ($)
Credit Facility [Abstract]
Borrowing amount		$ 850,972	$ 967,275
Frequency of periodic repayment		Quarterly
Credit Agricole Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount		$ 55,719	$ 62,166
Credit facility covenant to maintain adjusted tangible net worth		$ 200,000
Credit Agricole Credit Facility [Member] | Top of Range [Member]
Credit Facility [Abstract]
Financing commitment					$ 50,000
Credit Agricole Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Covenants requiring all times charter-free market value of vessels		135.00%
Percentage of covenant to maintain adjusted tangible net worth to total assets for credit facility		25.00%
Credit facility covenant to maintain encumbered cash		$ 20,000
Percentage of covenant required unencumbered consolidated cash to gross interest-bearing debt for credit facility		6.00%
Credit Agricole Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis		2.19%
Credit Agricole Credit Facility [Member] | December 2023 [Member]
Credit Facility [Abstract]
Debt repayment final amount		$ 29,700
Credit Agricole Credit Facility [Member] | Tranche A [Member] | September 2015 to December 2023 [Member]
Credit Facility [Abstract]
Number of installments for repaying debt | Intallment		34
Debt repayment installment amount		$ 1,100
Frequency of periodic repayment		Quarterly
Credit Agricole Credit Facility [Member] | Tranche A [Member] | June 2016 [Member]
Credit Facility [Abstract]
Debt repayment installment amount	$ 1,000
Frequency of periodic repayment		Quarterly
Debt prepayment before installment term	$ 5,000
Credit Agricole Credit Facility [Member] | Tranche B [Member]
Credit Facility [Abstract]
Borrowing amount				$ 48,700
Credit Agricole Credit Facility [Member] | Tranche B [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis				2.1875%
Credit Agricole Credit Facility [Member] | Tranche B [Member] | March 2017 to December 2023 [Member]
Credit Facility [Abstract]
Number of installments for repaying debt | Intallment		28
Debt repayment installment amount		$ 700
Frequency of periodic repayment		Quarterly